Parent company financial statement - Financial Position (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets
Non-current assets	¥ 1,255,362	¥ 730,141
Other current assets	36,723	31,706
Cash	503,021	260,684	¥ 812,620	¥ 77,801
Current assets	1,533,315	1,772,771
Total assets	2,788,677	2,502,912
Shareholders' equity
Share capital	268	268
Share premium	134,583	134,583
Accumulated losses	1,244,216	905,009
Total shareholders' equity	2,035,763	1,689,247	1,334,813	1,101,613
Liabilities
Other payables due to related parties	68,521	35,142
Current liabilities	726,399	806,395
Total liabilities	752,914	813,665
Total shareholders' equity and liabilities	2,788,677	2,502,912
Parent [Member]
Assets
Other receivables due from subsidiaries	27,237	24,994
Non-current assets	27,237	24,994
Other receivables due from related parties	69,591	79,265
Other current assets	225	0
Cash	891	390	¥ 526	¥ 2,508
Current assets	70,707	79,655
Total assets	97,944	104,649
Shareholders' equity
Share capital	268	268
Share premium	134,583	134,583
Translation reserve	16,161	13,195
Accumulated losses	(55,739)	(45,679)
Total shareholders' equity	95,273	102,367
Liabilities
Other payables due to third parties	2,669	2,280
Other payables due to related parties	2	2
Current liabilities	2,671	2,282
Total liabilities	2,671	2,282
Total shareholders' equity and liabilities	¥ 97,944	¥ 104,649